Foreign Exchange Gain	12 Months Ended
Dec. 31, 2020
Foreign exchange rates [abstract]
Foreign Exchange Gain	FOREIGN EXCHANGE GAIN

($ millions)	2020	2019
Realized gain on CCS - principal	49.3	32.4
Translation of US dollar long-term debt	12.8	175.3
Unrealized loss on CCS - principal and foreign exchange swaps	(56.6)	(141.6)
Other	(1.2)	(5.0)
Foreign exchange gain	4.3	61.1